INVESTMENTS AND PUT RIGHT LIABILITIES (Tables)	9 Months Ended
Sep. 30, 2025
Investments And Put Right Liabilities [Abstract]
Summary of Equity Loss in Affiliates

The Group recognized the following components of equity loss in affiliates:

Nine Months Ended September 30,2024
Share-based compensation related to Management HoldCo	$1,095
Share-based compensation related to 2020 and 2021 Plan awards	(674)
Share-based compensation related to awards granted to TJBio Hangzhou employees	617
Total equity in loss of affiliate	$1,038

Summary of Significant Assumptions and Inputs to Determine Fair Value

The Group used the following significant assumptions and inputs in the OPM to determine the fair value of the Series A, B, and C shares:

Investments in available-for-sale debt securities	As of September 2025
Equity market adjustment	0%
Expected time to change in control (Year)	2.25
Estimated volatility	100%
Risk-free rate (Based on the Chinese sovereign yield curve)	1.42%

Investments in available-for-sale debt securities	As of December 31, 2024
Equity market adjustment	-20%
Expected time to change in control (Year)	3.0
Estimated volatility	95%
Risk-free rate (Based on the Chinese sovereign yield curve)	1.18%

Summary of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following table summarizes the Group’s financial assets measured and recorded at fair value on a recurring basis as of September 30, 2025 and December 31, 2024:

	As of September 30, 2025
	Active market	Observable input	Unobservable input
	(Level 1)	(Level 2)	(Level 3)	Total
Assets:
Investments at fair value, available-for-sale debt securities	$—	$—	$40,322	$40,322

	December 31, 2024
	Active market	Observable input	Unobservable input
	(Level 1)	(Level 2)	(Level 3)	Total
Assets:
Investments at fair value, available-for-sale debt securities	$—	$—	$30,824	$30,824

Summary of Roll Forward of Major Level 3 Financial Assets and Financial Liability

The roll forward of major Level 3 financial assets and liabilities are as follows:

	Investments in available-for-sale	Put right
	debt securities	liabilities
Fair value of Level 3 financial liabilities as of December 31, 2023	$—	$13,852
Fair value change and extinguishment of put right liabilities	—	(13,852)
Purchase of available-for-sale debt securities	38,727	—
Fair value change of available-for-sale debt securities	350	—
Currency translation differences	265	—
Fair value of Level 3 financial liabilities as of September 30, 2024 (unaudited)	$39,342	$—

Fair value of Level 3 financial assets as of December 31, 2024	$30,824	$—
Fair value change of available-for-sale debt securities	9,498	—
Fair value of Level 3 financial assets as of September 30, 2025 (unaudited)	$40,322	$—